S000033427 [Member] Investment Objectives and Goals - GLOBAL TACTICAL ASSET ALLOCATION FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL TACTICAL ASSET ALLOCATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation and current income.